Subsequent Events - Discontinued Operations, Assets Held for Sale and Asset Sale Transaction - Balance Sheet Components of Discontinued Operations (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Current assets held for sale	$ 563,000	$ 790,000	$ 715,759
Long-term assets
Long-term assets held for sale	458,000	1,584,000	1,685,092
Current liabilities
Total current liabilities for sale	113,000	246,400	1,316,413
Long-term liabilities
Long-term liabilities held for sale	0	81,000	109,404
Scenario, Previously Reported [Member]
Current assets
Current assets held for sale		793,728
Long-term assets
Long-term assets held for sale		1,596,007
CoSense and NFI [Member] | Discontinued Operations, Held-for-sale [Member]
Current assets
Accounts receivable	126,000	133,337	156,127
Inventory	437,000	660,391	551,008
Prepaid expenses and other current assets			8,624
Current assets held for sale	563,000	793,728	715,759
Long-term assets
Property & equipment, net		39,000	50,282
Goodwill		718,003	718,003
Other intangible assets	458,000	817,465	916,807
Long-term assets held for sale	458,000	1,574,468	1,685,092
Current liabilities
Accounts payable	23,000	127,000	199,714
Accrued compensation and other current liabilities	90,000	119,021	1,116,699
Total current liabilities for sale	$ 113,000	246,400	1,316,413
Long-term liabilities
Other long-term liabilities		81,000	109,404
Long-term liabilities held for sale		81,000	$ 109,404
CoSense and NFI [Member] | Discontinued Operations, Held-for-sale [Member] | Scenario, Previously Reported [Member]
Long-term assets
Property & equipment, net		60,539
Long-term assets held for sale		1,596,007
Current liabilities
Accounts payable		$ 123,379